LOANS (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	$ 1,473	$ 1,310
Allowance for Loan and Lease Losses, Provision for loan losses	343	580
Allowance for Loan and Lease Losses, Loans charged off	(274)	(467)
Allowance for Loan and Lease Losses, Recoveries	26	50
Allowances for loan and lease losses, Ending balance	1,568	1,473
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	999	871
Allowance for Loan and Lease Losses, Provision for loan losses	307	546
Allowance for Loan and Lease Losses, Loans charged off	(274)	(467)
Allowance for Loan and Lease Losses, Recoveries	26	49
Allowances for loan and lease losses, Ending balance	1,058	999
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	74	63
Allowance for Loan and Lease Losses, Provision for loan losses	19	11
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	93	74
Residential Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	11	8
Allowance for Loan and Lease Losses, Provision for loan losses	10	3
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	21	11
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	10	12
Allowance for Loan and Lease Losses, Provision for loan losses	(1)	(2)
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	9	10
Non residential real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	114	94
Allowance for Loan and Lease Losses, Provision for loan losses	7	20
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	121	114
Farm [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	9	6
Allowance for Loan and Lease Losses, Provision for loan losses	0	3
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	9	9
Loans on deposits [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	14	12
Allowance for Loan and Lease Losses, Provision for loan losses	(1)	2
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	13	14
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	28	25
Allowance for Loan and Lease Losses, Provision for loan losses	3	3
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	31	28
Unsecured [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	3	6
Allowance for Loan and Lease Losses, Provision for loan losses	0	(4)
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	1
Allowances for loan and lease losses, Ending balance	3	3
Unallocated [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	200	200
Allowance for Loan and Lease Losses, Provision for loan losses	0	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	200	200
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	11	13
Allowance for Loan and Lease Losses, Provision for loan losses	(1)	(2)
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	10	11
Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Allowances for loan and lease losses, Beginning balance	0	0
Allowance for Loan and Lease Losses, Provision for loan losses	0	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	$ 0	$ 0